Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2025
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,947)	$ (163,173)